Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating losses	$ 5,779	$ 4,678
Property, plant and equipment	1,279	637
Total deferred tax assets	7,058	5,315
Less: valuation allowance	(7,058)	(5,315)	$ (6,732)	$ (10,125)
Deferred tax assets
Net deferred tax assets